Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 Segment	Dec. 31, 2019 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1
Revenue		$ 3,000,000
Out-licensing
Disclosure Of Operating Segments [Line Items]
Revenue		3,000,000
Out-licensing | Commercialization Rights In South Korea | Kyungnam Biopharma
Disclosure Of Operating Segments [Line Items]
Revenue		$ 3,000,000